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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Greenwood Investments, Inc.
                 -------------------------------
   Address:      222 Berkeley St., 17th Floor
                 -------------------------------
                 Boston, MA 02116
                 -------------------------------

Form 13F File Number: 28-12943
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven Tannenbaum
         -------------------------------
Title:   President of General Partner
         -------------------------------
Phone:   (617)-236-4240
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven Tannenbaum             Boston, MA        5/14/2012
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 20
                                        --------------------

Form 13F Information Table Value Total: 104,410
                                        --------------------
                                            (thousands)

List of Other Included Managers: NONE

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                           Form 13F Information Table

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

         Column 1              COLUMN 2     COLUMN 3 COLUMN 4           COLUMN 5            COLUMN 6  COLUMN 7       COLUMN 8
--------------------------- -------------- --------- -------- ---------------------------- ---------- -------- ---------------------
                                                                                                                  Voting Authority
                                                      Value   SHRS OR   SH / PUT/ Type of  Investment  Other   ---------------------
Name of Issuer              Title of Class CUSIP     (x$1000) PRN AMT   PRN  CALL Security Discretion Managers Sole      Shared None
------------------------------------------------------------------------------------------------------------------------------------
ASCENA RETAIL GROUP INC     COM            04351G101   14,413   325,200           SH       SOLE                  325,200
BOLT TECHNOLOGY CORP        COM            097698104    7,135   460,324           SH       SOLE                  460,324
BRT REALTY TRUST            SH BEN INT     055645303    5,278   755,069           SH       SOLE                  755,069
CACHE INC                   COM            127150308    3,176   453,727           SH       SOLE                  453,727
DELTA APPAREL INC           COM            247368103    4,385   266,885           SH       SOLE                  266,885
DESTINATION MATERNITY CORP  COM            25065D100    5,433   292,551           SH       SOLE                  292,551
DREW INDUSTRIES INC         COM            26168L205    4,490   164,400           SH       SOLE                  164,400
EDAC TECHNOLOGIES CORP      COM            279285100    5,271   403,320           SH       SOLE                  403,320
ENERGY PARTNERS LTD         COM            29270U303    3,081   185,495           SH       SOLE                  185,495
INFUSYSTEM HOLDINGS INC     COM            45685K102    3,468 1,787,758           SH       SOLE                1,787,758
LEARNING TREE INTERNATIONAL COM            522015106    3,056   510,963           SH       SOLE                  510,963
MATERIAL SCIENCES CORP      COM            576674105    4,035   489,045           SH       SOLE                  489,045
MAXYGEN INC                 COM            577776107    2,617   455,987           SH       SOLE                  455,987
MFC INDUSTRIAL LTD          COM            55278T105    1,177   153,000           SH       SOLE                  153,000
MITCHAM INDUSTRIES INC      COM            606501104    4,165   185,424           SH       SOLE                  185,424
NEWCASTLE INVESTMENT CORP   COM            65105M108    7,113 1,132,600           SH       SOLE                1,132,600
OVERHILL FARMS INC          COM            690212105    3,951   878,041           SH       SOLE                  878,041
QLT INC                     COM            746927102    7,773 1,110,444           SH       SOLE                1,110,444
SKECHERS USA INC-CL A       CL A           830566105    7,403   582,024           SH       SOLE                  582,024
WET SEAL INC                CL A           961840105    6,982 2,023,860           SH       SOLE                2,023,860

                                           Total      104,401
